Operating Leases - Supplemental Cash Flows Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Operating cash flows from operating leases	$ 8,623	$ 8,524	$ 8,393
Right-of-use assets obtained in exchange for lease obligations:	$ 3,657	$ 2,980	$ 2,487
Weighted average remaining lease term (years)	8 years 2 months 12 days	8 years 3 months 18 days	8 years 6 months
Weighted average discount rate	3.40%	3.20%	3.10%